Stock options - Outstanding options and fair value of options (Details) - Stock options	May 31, 2019 CAD ($) Options	May 31, 2018 CAD ($) Options	May 31, 2017 CAD ($) Options
Stock options
Weighted average exercise price (in canadian dollars per share) | $	$ 11.05	$ 7.60	$ 1.99
Number of options (in shares)	7,814,996	8,956,195	5,926,001
Vested and exercisable (in shares)	4,474,966	4,507,696
September 2019
Stock options
Weighted average exercise price (in canadian dollars per share) | $	$ 3.00
Number of options (in shares)	42,365
Vested and exercisable (in shares)	42,365
November 2019
Stock options
Weighted average exercise price (in canadian dollars per share) | $	$ 3.90
Number of options (in shares)	591,318
Vested and exercisable (in shares)	591,318
December 2019
Stock options
Weighted average exercise price (in canadian dollars per share) | $	$ 5.25
Number of options (in shares)	400,000
Vested and exercisable (in shares)	33,333
January 2020
Stock options
Weighted average exercise price (in canadian dollars per share) | $	$ 5.72
Number of options (in shares)	1,834
Vested and exercisable (in shares)	1,834
April 2020
Stock options
Weighted average exercise price (in canadian dollars per share) | $	$ 7.92
Number of options (in shares)	38,334
Vested and exercisable (in shares)	38,334
June 2020
Stock options
Weighted average exercise price (in canadian dollars per share) | $	$ 5.44
Number of options (in shares)	133,334
Vested and exercisable (in shares)	116,667
July 2020
Stock options
Weighted average exercise price (in canadian dollars per share) | $	$ 5.24
Number of options (in shares)	538,660
Vested and exercisable (in shares)	434,983
September 2020
Stock options
Weighted average exercise price (in canadian dollars per share) | $	$ 0.85
Number of options (in shares)	185,000
Vested and exercisable (in shares)	185,000
October 2020
Stock options
Weighted average exercise price (in canadian dollars per share) | $	$ 6.90
Number of options (in shares)	156,667
Vested and exercisable (in shares)	26,666
November 2020
Stock options
Weighted average exercise price (in canadian dollars per share) | $	$ 9.05
Number of options (in shares)	136,667
Vested and exercisable (in shares)	43,333
November 2020
Stock options
Weighted average exercise price (in canadian dollars per share) | $	$ 9.28
Number of options (in shares)	50,000
Vested and exercisable (in shares)	33,333
December 2020
Stock options
Weighted average exercise price (in canadian dollars per share) | $	$ 14.06
Number of options (in shares)	100,000
Vested and exercisable (in shares)	66,666
January 2021
Stock options
Weighted average exercise price (in canadian dollars per share) | $	$ 21.70
Number of options (in shares)	10,000
Vested and exercisable (in shares)	6,666
January 2021
Stock options
Weighted average exercise price (in canadian dollars per share) | $	$ 22.89
Number of options (in shares)	143,333
Vested and exercisable (in shares)	86,665
January 2021
Stock options
Weighted average exercise price (in canadian dollars per share) | $	$ 22.08
Number of options (in shares)	50,000
Vested and exercisable (in shares)	33,333
March 2021
Stock options
Weighted average exercise price (in canadian dollars per share) | $	$ 14.39
Number of options (in shares)	20,000
Vested and exercisable (in shares)	13,333
March 2021
Stock options
Weighted average exercise price (in canadian dollars per share) | $	$ 9.98
Number of options (in shares)	200,000
Vested and exercisable (in shares)	133,333
March 2021
Stock options
Weighted average exercise price (in canadian dollars per share) | $	$ 12.39
Number of options (in shares)	50,000
Vested and exercisable (in shares)	33,333
April 2021
Stock options
Weighted average exercise price (in canadian dollars per share) | $	$ 11.40
Number of options (in shares)	380,000
Vested and exercisable (in shares)	266,666
April 2021
Stock options
Weighted average exercise price (in canadian dollars per share) | $	$ 9.92
Number of options (in shares)	400,000
Vested and exercisable (in shares)	300,000
April 2021
Stock options
Weighted average exercise price (in canadian dollars per share) | $	$ 11.45
Number of options (in shares)	66,667
Vested and exercisable (in shares)	33,333
May 2021
Stock options
Weighted average exercise price (in canadian dollars per share) | $	$ 20.19
Number of options (in shares)	908,500
Vested and exercisable (in shares)	241,832
June 2021
Stock options
Weighted average exercise price (in canadian dollars per share) | $	$ 1.40
Number of options (in shares)	168,335
Vested and exercisable (in shares)	168,335
June 2021
Stock options
Weighted average exercise price (in canadian dollars per share) | $	$ 11.78
Number of options (in shares)	116,665
Vested and exercisable (in shares)	83,331
July 2021
Stock options
Weighted average exercise price (in canadian dollars per share) | $	$ 11.85
Number of options (in shares)	150,000
Vested and exercisable (in shares)	50,000
August 2021
Stock options
Weighted average exercise price (in canadian dollars per share) | $	$ 1.64
Number of options (in shares)	65,000
Vested and exercisable (in shares)	44,991
September 2021
Stock options
Weighted average exercise price (in canadian dollars per share) | $	$ 19.38
Number of options (in shares)	66,666
Vested and exercisable (in shares)	33,332
October 2022
Stock options
Weighted average exercise price (in canadian dollars per share) | $	$ 6.90
Number of options (in shares)	74,000
Vested and exercisable (in shares)	74,000
July 2023
Stock options
Weighted average exercise price (in canadian dollars per share) | $	$ 11.51
Number of options (in shares)	80,000
July 2023
Stock options
Weighted average exercise price (in canadian dollars per share) | $	$ 11.85
Number of options (in shares)	528,000
September 2023
Stock options
Weighted average exercise price (in canadian dollars per share) | $	$ 19.38
Number of options (in shares)	150,000
October 2023
Stock options
Weighted average exercise price (in canadian dollars per share) | $	$ 19.70
Number of options (in shares)	80,000
February 2024
Stock options
Weighted average exercise price (in canadian dollars per share) | $	$ 12.77
Number of options (in shares)	395,000
February 2024
Stock options
Weighted average exercise price (in canadian dollars per share) | $	$ 13.31
Number of options (in shares)	1,000,000
Vested and exercisable (in shares)	1,000,000
April 2024
Stock options
Weighted average exercise price (in canadian dollars per share) | $	$ 11.45
Number of options (in shares)	80,000
July 2027
Stock options
Weighted average exercise price (in canadian dollars per share) | $	$ 2.52
Number of options (in shares)	59,689
Vested and exercisable (in shares)	59,689
November 2027
Stock options
Weighted average exercise price (in canadian dollars per share) | $	$ 6.29
Number of options (in shares)	39,792
Vested and exercisable (in shares)	39,792
March 2028
Stock options
Weighted average exercise price (in canadian dollars per share) | $	$ 12.29
Number of options (in shares)	119,378
Vested and exercisable (in shares)	119,378
March 2028
Stock options
Weighted average exercise price (in canadian dollars per share) | $	$ 14.38
Number of options (in shares)	39,792
Vested and exercisable (in shares)	39,792